Business segment information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Assets	$ 3,466,576	$ 3,435,606
Ireland
Segment Reporting Information [Line Items]
Assets	1,796,639	1,675,980
Rest of Europe
Segment Reporting Information [Line Items]
Assets	661,674	671,218
U.S.
Segment Reporting Information [Line Items]
Assets	830,561	909,202
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 177,702	$ 179,206